Status of the warrants (Details) (USD $)	12 Months Ended			12 Months Ended
	Dec. 31, 2007	Dec. 30, 2006	Dec. 31, 2011	Dec. 31, 2011 Warrant [Member]	Dec. 31, 2010 Warrant [Member]	Dec. 31, 2009 Warrant [Member]	Dec. 31, 2008 Warrant [Member]	Dec. 31, 2007 Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding			1,229,659	6,886,694	6,813,494	7,386,694	7,386,694	200,000
Issued during the year - Warrants				428,581	500,000	100,000	0	7,186,694
Cancelled during the year - Warrants					(426,800)	(673,200)
Expired during the year - Options				(200,000)
Outstanding			1,229,659	7,115,275	6,886,694	6,813,494	7,386,694	7,386,694
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number			767,159	7,115,275	6,886,694	6,813,494	7,386,694	7,386,694
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price			$ 3.21	$ 2.85	$ 3.03	$ 3.02	$ 3.02	$ 5.00
Issued during the year - Weighted Average Exercise Price	$ 3.20	$ 2.00		$ 0.55	$ 0.50	$ 3.00	$ 0	$ 2.96
Cancelled during the year - Weighted Average Exercise Price					$ (2.92)	$ (2.90)
Expired during the year - Weighted Average Exercise Price				$ 5.00
Outstanding - Weighted Average Exercise Price			$ 3.21	$ 2.65	$ 2.85	$ 3.03	$ 3.02	$ 3.02
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price			$ 3.21	$ 2.65	$ 2.85	$ 3.03	$ 3.02	$ 3.02
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term				1 year 2 months 12 days	1 year 11 months 22 days	2 years 9 months 3 days	3 years 7 months 6 days	4 years 7 months 6 days
Exercisable - Weighted Average Remaining Contractual Term (Years)				1 year 2 months 12 days	1 year 11 months 22 days	2 years 9 months 3 days	3 years 7 months 6 days	4 years 7 months 6 days